Presentation of the Financial Statements and Accounting Practices - Summary of Company's Corporates Structure (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Airholding S.A. [member]
Disclosure of subsidiaries [line items]
Country	Portugal	Portugal
Airholding S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Coordinates investments in subsidiaries in Portugal	Coordinates investments in subsidiaries in Portugal
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Interest Embraer	65.00%	65.00%
Country	Portugal	Portugal
OGMA - Industria Aeronautica de Portugal S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Interest Embraer	65.00%	65.00%
Core activities	Aviation maintenance and production	Aviation maintenance and production
Yaborã Indústria Aeronáutica S.A. [member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
Yaborã Indústria Aeronáutica S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Concentrates the production and commercialization of Commercial Aviation	Concentrates the production and commercialization of Commercial Aviation
Embraer Aircraft Customer Services Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Aircraft Customer Services Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Customer Services, LLC [member]
Disclosure of subsidiaries [line items]
Country	USA
Embraer Aircraft Customer Services, LLC [member] | USA
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%
Core activities	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Aircraft Maintenance Services Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Maintenance of aircraft and components
Embraer Aircraft Maintenance Services, LLC [member]
Disclosure of subsidiaries [line items]
Country	USA
Embraer Aircraft Maintenance Services, LLC [member] | USA
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%
Core activities	Maintenance of aircraft and components
Embraer Aviation France - EAF [membe]
Disclosure of subsidiaries [line items]
Country		France
Embraer Aviation France - EAF [membe] | France [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Sale of spare parts and support services in Europe
ELEB - Equipamentos Ltda. [member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
ELEB - Equipamentos Ltda. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Sale of hydraulic and mechanical equipment for the aviation industry	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding Inc. [member]
Disclosure of subsidiaries [line items]
Country	USA	EUA
Embraer Aircraft Holding Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Concentrates corporate activities in the USA
Embraer Aircraft Holding Inc. [member] | USA
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%
Core activities	Concentrates corporate activities in the USA
Embraer Business Innovation Center, Inc. [member]
Disclosure of subsidiaries [line items]
Country	USA	EUA
Embraer Business Innovation Center, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		R&D of technological innovations in the aerospace sector and related areas
Embraer Business Innovation Center, Inc. [member] | USA
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%
Core activities	R&D of technological innovations in the aerospace sector and related areas
Embraer Executive Jet Services, LLC [member]
Disclosure of subsidiaries [line items]
Country	USA	EUA
Embraer Executive Jet Services, LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		After sale support and aircraft maintenance
Embraer Executive Jet Services, LLC [member] | USA
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%
Core activities	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc. [member]
Disclosure of subsidiaries [line items]
Country	USA	EUA
Embraer Executive Aircraft, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Final assembly and delivery of executive jets
Embraer Executive Aircraft, Inc. [member] | USA
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%
Core activities	Final assembly and delivery of executive jets
Embraer Engineering &Technology Center USA, Inc. [member]
Disclosure of subsidiaries [line items]
Country	USA	EUA
Embraer Engineering &Technology Center USA, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Engineering services related to aircraft research and development
Embraer Engineering &Technology Center USA, Inc. [member] | USA
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%
Core activities	Engineering services related to aircraft research and development
Embraer Defense and Security Inc. [member]
Disclosure of subsidiaries [line items]
Country	USA	EUA
Embraer Defense and Security Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer Defense and Security Inc. [member] | USA
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%
Core activities	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services LLC [member]
Disclosure of subsidiaries [line items]
Country	USA	EUA
Embraer CAE Training Services LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Interest Embraer		51.00%
Core activities		Pilot, mechanic and crew training
Embraer CAE Training Services LLC [member] | USA
Disclosure of subsidiaries [line items]
Interest Embraer	51.00%
Core activities	Pilot, mechanic and crew training
EVE Holding, Inc [member]
Disclosure of subsidiaries [line items]
Country	USA
EVE Holding, Inc [member] | USA
Disclosure of subsidiaries [line items]
Interest Embraer	89.70%
Core activities	Publicly held company, with shares traded on the NYSE, which owns the full interest of EVE UAM, LLC.
Embraer Solutions, LLC [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Solutions, LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Sale of spare parts and support services for the Executive Aviation
Embraer Aviation Europe EAE [member]
Disclosure of subsidiaries [line items]
Country	France	France
Embraer Aviation Europe EAE [member] | France [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Concentrates corporate activities abroad, specifically Europe	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International EAI [member]
Disclosure of subsidiaries [line items]
Country	France	France
Embraer Aviation International EAI [member] | France [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Sale of parts and after sale services in Europe, Africa and the Middle East	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Europe SARL [member]
Disclosure of subsidiaries [line items]
Country	France	France
Embraer Europe SARL [member] | France [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Commercial representation of the Company in Europe, Africa and the Middle East	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa And Seguranca Participacoes S.A. [member]
Disclosure of subsidiaries [line items]
Country		Brazil
Embraer Defesa And Seguranca Participacoes S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Coordinates investments in the Defense & Security segments
Embraer Defesa e Segurança Participações S.A. [member]
Disclosure of subsidiaries [line items]
Country	Brazil
Embraer Defesa e Segurança Participações S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%
Core activities	Coordinates investments in the Defense & Security segments
Atech Negocios em Tecnologias S.A. [member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
Atech Negocios em Tecnologias S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Development and control, communications, computer and intelligence services	Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A. [member]
Disclosure of subsidiaries [line items]
Interest Embraer	51.00%	51.00%
Country	Brazil	Brazil
Visiona Tecnologia Espacial S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	51.00%	51.00%
Core activities	Supply and development of satellite solutions	Supply and development of satellite solutions
Visiona Internacional B.V. [member]
Disclosure of subsidiaries [line items]
Country	Netherlands	Netherlands
Visiona Internacional B.V. [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	International subsidiary of Visiona	International subsidiary of Visiona
Embraer GPX Ltda. [member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
Embraer GPX Ltda. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	No operations	No operations
Embraer Netherlands Finance BV [member]
Disclosure of subsidiaries [line items]
Country	Netherlands	Netherlands
Embraer Netherlands Finance BV [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Financial operations raising and investing funds of the Embraer Group	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands B V [member]
Disclosure of subsidiaries [line items]
Country	Netherlands	Netherlands
Embraer Netherlands B V [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Concentrates corporate activities in Europe for leasing and selling used aircraft	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Asia Pacific PTE. Ltd. [member]
Disclosure of subsidiaries [line items]
Country	Singapore	Singapore
Embraer Asia Pacific PTE. Ltd. [member] | Singapore [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Sale of spare parts and support services in Asia	Sale of spare parts and support services in Asia
Embraer Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Country	Portugal	Portugal
Embraer Portugal S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Coordinates investments and economic activities in subsidiaries in Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer Portugal Estruturas Metalicas SA [member]
Disclosure of subsidiaries [line items]
Country		Portugal
Embraer Portugal Estruturas Metalicas SA [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Fabrication of steel parts and products for the aviation industry
Embraer Portugal Estruturas em Compositos SA [member]
Disclosure of subsidiaries [line items]
Country		Portugal
Embraer Portugal Estruturas em Compositos SA [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Company Limited [member]
Disclosure of subsidiaries [line items]
Country	China	China
Embraer (China) Aircraft Technical Services Company Limited [member] | China [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Sale of spare parts and support services in China	Sale of spare parts and support services in China
EZ Air Interior Limited [member]
Disclosure of subsidiaries [line items]
Country	Ireland	Ireland
EZ Air Interior Limited [member] | Ireland [member]
Disclosure of subsidiaries [line items]
Interest Embraer	50.00%	50.00%
Core activities	Fabrication of interiors for commercial aircraft	Fabrication of interiors for commercial aircraft
Embraer Overseas Ltd. [member]
Disclosure of subsidiaries [line items]
Country	Cayman Islands	Cayman Islands
Embraer Overseas Ltd. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Financial operations raising and investing funds of the Embraer Group	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL [member]
Disclosure of subsidiaries [line items]
Country	Spain	Spain
Embraer Spain Holding Co. SL [member] | Spain [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Concentrates corporate activities abroad	Concentrates corporate activities abroad
ECC Investment Switzerland AG [member]
Disclosure of subsidiaries [line items]
Country	Switzerland	Switzerland
ECC Investment Switzerland AG [member] | Switzerland [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Coordinates investments in subsidiaries abroad	Coordinates investments in subsidiaries abroad
ECC Insurance And Financial Company Limited [member]
Disclosure of subsidiaries [line items]
Country	Cayman Islands	Cayman Islands
ECC Insurance And Financial Company Limited [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Covers financial guarantees offered in aircraft sale structuring	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd. [member]
Disclosure of subsidiaries [line items]
Country	Cayman Islands	Cayman Islands
Embraer Finance Ltd. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Support to the Company in structuring specific operations	Support to the Company in structuring specific operations
Fundo de Investimento em Participações Embraer Ventures [member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
Fundo de Investimento em Participações Embraer Ventures [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.	Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.
EVE UAM, LLC. [Member]
Disclosure of subsidiaries [line items]
Country	USA	EUA
EVE UAM, LLC. [Member] | EUA [member]
Disclosure of subsidiaries [line items]
Interest Embraer		100.00%
Core activities		Aircraft development, design, manufacturing, selling, certification and support and solutions for urban air traffic management, related to Urban Air Mobility (UAM)
EVE UAM, LLC. [Member] | USA
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%
Core activities	Development, design, manufacture, marketing, certification and support of aircraft and urban air traffic management solutions related to urban air mobility.
EVE Solucoes de Mobilidade Aerea Urbana Ltda [Member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
EVE Solucoes de Mobilidade Aerea Urbana Ltda [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Eve subsidiary with operations in Brazil.	Eve’s subsidiary with operations in Brazil
Tempest Servios De Informatica SA [Member]
Disclosure of subsidiaries [line items]
Interest Embraer	61.00%	61.00%
Country	Brazil	Brazil
Tempest Servios De Informatica SA [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	61.00%	61.00%
Core activities	Research, development and services in the areas of Information Technology, Information Security and Intelligence	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Tempest Security Intelligence Limited [Member]
Disclosure of subsidiaries [line items]
Country	UK	UK
Tempest Security Intelligence Limited [Member] | United Kingdom [Member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Retail trade of computer products, maintenance, repair and related services	Retail trade of computer products, maintenance, repair and related services
EZS Informatica SA [Member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
EZS Informatica SA [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Core activities	Retail trade of computer products, maintenance, repair and related services	Retail trade of computer products, maintenance, repair and related services
ID IT Tecnologia da Informacao Ltda [Member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
ID IT Tecnologia da Informacao Ltda [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	99.00%
Core activities	Development and licensing of customizable computer programs, information technology consulting, data processing, application service providers and internet hosting services	Development and licensing of customizable computer programs, information technology consulting, data processing, application service providers and internet hosting services